11. Repurchase Agreements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Repurchase Agreements [Abstract]
Securities sold under agreements to repurchase	$ 22,073,238	$ 28,542,961
Book value of collateral of agreement	23,566,180	32,958,173
Fair value of collateral of agreement	23,496,927	32,946,894
Average daily balance of repurchase agreements	24,332,366	25,263,130
Maximum borrowings outstanding on repurchase agreement	$ 28,229,636	$ 28,542,961
Weighted average interest rate on repurchase agreement	0.29%	0.25%